Deferred Costs (Schedule of Deferred Costs) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs [Abstract]
Deferred financing costs		$ 9,556	$ 3,819
Deferred acquisition costs		2,630	2,630
Deferred leasing costs		77
Deferred finance costs, noncurrent, gross		12,263	6,449
Accumulated amortization		(1,908)	(634)
Deferred costs, total	$ 15,566	$ 10,355	$ 5,815